Himax Technologies, Inc. (the Parent Company only) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 55,924	$ 50,138	$ 9,507
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	51,123	52,167	43,448
Net cash used in investing activities	(30,525)	(695)	(10,197)
Cash flows from financing activities:
Distribution of cash dividends	(42,394)	(10,680)	(21,224)
Proceeds from borrowing of short-term debt	352,320	304,000	277,200
Repayments of short-term debt	(319,820)	(315,200)	(250,000)
Purchase of subsidiary shares from noncontrolling interests	0	97	17
Acquisitions of ordinary shares for retirement	0	(8,886)	(4,627)
Net cash provided by financing activities	(32,103)	(18,931)	(24,015)
Net increase (decrease) in cash	(11,417)	32,573	9,322
Cash and cash equivalents at beginning of year	138,737	106,164	96,842
Cash and cash equivalents at end of year	127,320	138,737	106,164
Supplemental disclosures of cash flow information:
Interest paid during the year	401	352	490
Income taxes paid during the year	3,272	456	6,326
Parent Company [Member]
Cash flows from operating activities:
Net income	61,476	51,596	10,706
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries	(59,402)	(54,929)	(13,433)
Changes in operating assets and liabilities:
Other current assets	(77)	311	(790)
Other current liabilities	57	1,637	1,767
Net cash provided by (used in) operating activities	2,054	(1,385)	(1,750)
Net cash used in investing activities	(4,060)	0	0
Cash flows from financing activities:
Distribution of cash dividends	(42,394)	(10,680)	(21,224)
Proceeds from borrowing of short-term debt	295,320	266,000	271,200
Repayments of short-term debt	(262,820)	(277,200)	(250,000)
Investment returned from subsidiaries	0	56,836	0
Proceeds from issue of RSUs from a subsidiary	9,212	1,306	1,634
Purchase of subsidiary shares from noncontrolling interests	0	0	(1,324)
Proceeds from (repayment of) debt from a subsidiary	1,881	(25,500)	6,300
Acquisitions of ordinary shares for retirement	0	(8,886)	(4,627)
Net cash provided by financing activities	1,199	1,876	1,959
Net increase (decrease) in cash	(807)	491	209
Cash and cash equivalents at beginning of year	1,075	584	375
Cash and cash equivalents at end of year	268	1,075	584
Supplemental disclosures of cash flow information:
Interest paid during the year	301	264	353
Income taxes paid during the year	$ 0	$ 1	$ 0